Allowance for Probable Loan Losses (Non-accrual Basis By Loan Class) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Loan loss allowances, financing receivable past due
Non-accrual loans, total	$ 15,791,000	$ 54,730,000	$ 37,245,000
Reduced interest income on non-accrual loans	1,119,000	977,000	$ 2,461,000
Commercial
Loan loss allowances, financing receivable past due
Non-accrual loans, total	9,143,000	17,909,000
Commercial Real Estate:Other Construction and Land Development
Loan loss allowances, financing receivable past due
Non-accrual loans, total	2,092,000	2,455,000
Commercial Real Estate: Farmland and Commercial
Loan loss allowances, financing receivable past due
Non-accrual loans, total	3,509,000	33,123,000
Commercial Real Estate: Multifamily
Loan loss allowances, financing receivable past due
Non-accrual loans, total	507,000	476,000
Residential First Lien
Loan loss allowances, financing receivable past due
Non-accrual loans, total	347,000	712,000
Residential Junior Lien
Loan loss allowances, financing receivable past due
Non-accrual loans, total	171,000	11,000
Consumer
Loan loss allowances, financing receivable past due
Non-accrual loans, total	$ 22,000	$ 44,000